Fair Value Measurements and Investments - Schedule of Significant Unobservable Inputs into the Valuation Model for Private Warrants (Details) - Private Warrants	12 Months Ended
Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate of return	1.19%
Expected volatility	35.06%
Expected dividend yield	2.20%
Expected term (in years)	4 years 5 months 23 days
Exercise price per share (in Dollars per Share)	$ 11.50
Asset price per share (in Dollars per Share)	$ 12.86